Summary of Significant Accounting Policies (Details Textual)		1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	May 10, 2018	Jan. 22, 2018	Jun. 30, 2020 USD ($) shares	Jun. 30, 2019 USD ($) Segments shares	Jun. 30, 2020 USD ($) Segments shares	Jun. 30, 2019 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($)	Apr. 28, 2020 USD ($)	Apr. 10, 2020 USD ($)	Apr. 08, 2020 USD ($)	Apr. 05, 2019 USD ($)
Summary of Significant Accounting Policies (Textual)
Stock Split	5-for-1	1-for-5
Increase/Decrease in issued and outstanding common shares	623,125 to 3,115,625 shares	3,115,500 to 623,125 shares
Estimated obsolescence allowance			$ 463,687		$ 463,687		$ 425,000	$ 0
Working capital			16,392,429		16,392,429		10,937,260					$ 809,000
Unbilled receivables			$ 0		0		121,989	139,766
Allowance for loss					$ 14,614		$ 29,001	29,001
Number of reportable segments | Segments					1
Number of operating segments | Segments					2
Potentially dilutive securities | shares			1,311,437	919,451	1,311,437	919,451	895,565
Net cash used in operating activities					$ 3,800,759	$ (452,738)	$ (1,923,293)	(127,005)
Net loss attributable to 1847 Holdings shareholders			$ (3,542,702)	$ (824,951)	(4,914,999)	$ (1,193,530)	$ (2,246,959)	$ (995,360)
Number of segment | Segments				3
Payment for special order, percent							100.00%
Payment for non special order, percent							50.00%
Incurred operating losses					6,922,321		$ 3,381,000
Losses from operations							$ 673,000
Additional borrowings			$ 478,000		$ 478,000							$ 474,000
Goedeker Television [Member]
Summary of Significant Accounting Policies (Textual)
Payroll protection program											$ 642,600
Neese [Member]
Summary of Significant Accounting Policies (Textual)
Payroll protection program										$ 383,600
1847 Asien [Member]
Summary of Significant Accounting Policies (Textual)
Payroll protection program									$ 357,500
Stock Option [Member] [Member]
Summary of Significant Accounting Policies (Textual)
Potentially dilutive securities | shares			90,000		90,000
Secured Convertible Promissory Note [Member]
Summary of Significant Accounting Policies (Textual)
Potentially dilutive securities | shares			400,000	200,000	400,000	200,000	200,000
Net cash used in operating activities							$ 1,923,293
Warrant [Member]
Summary of Significant Accounting Policies (Textual)
Potentially dilutive securities | shares			821,437	719,451	821,437	719,451	695,565